Estimated Capital Allowances (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2014
Abosso Goldfields Limited
Operating Loss Carryforwards [Line Items]
Maximum number of years losses can be carried forward	5 years
Gold Fields Arctic Platinum Oy
Operating Loss Carryforwards [Line Items]
Maximum number of years losses can be carried forward	10 years